Basis of Preparation and Material Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024
Disclosure of basis of preparation of financial statements [line items]
Finite lived intangible assets estimated useful lives		5 years
Nidec Aerospace LLC [Member]
Disclosure of basis of preparation of financial statements [line items]
Proportion of ownership interest in joint venture		49.00%
Xmobots Holding S.A [Member]
Disclosure of basis of preparation of financial statements [line items]
Proportion of ownership interest in joint venture		36.92%
Coqueiro [Member]
Disclosure of basis of preparation of financial statements [line items]
Proportion of ownership interest in the associate	23.40%
EZS Informtica S.A Tempest and Tempest Security Intelligence Limited [Member]
Disclosure of basis of preparation of financial statements [line items]
Proportion of ownership interest in the associate	100.00%
Bottom of range [member]
Disclosure of basis of preparation of financial statements [line items]
Warranty coverage period		3 years
Top of range [member]
Disclosure of basis of preparation of financial statements [line items]
Warranty coverage period		6 years
Low value assets leases individual amount		$ 5
Atech Negocios em Tecnologia S A And Thyssenkrup Marine Systems GmbH [Member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest in an investee		25.00%
Financiadora de Estudos e Projetos [Member] | Equity Investment Fund Aerospacial [Member]
Disclosure of basis of preparation of financial statements [line items]
Proportion of ownership interest in the associate		34.00%
Acumuladores Moura S A And Banco [Member] | Equity Investment Fund MSW Multi Corp Two [Member]
Disclosure of basis of preparation of financial statements [line items]
Proportion of ownership interest in the associate		40.00%
Eve Holding [Member]
Disclosure of basis of preparation of financial statements [line items]
Number of shares issued		27,218,588
Capital contribution		$ 95,600
Cancellation of shares		8,296,470
Eve Holding [Member] | Bottom of range [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest in an investee		83.70%
Embraer Aircraft Holding, Inc. [Member]
Disclosure of basis of preparation of financial statements [line items]
Capital contribution		$ 30,000
Number of shares received		7,500,000
Adjustment in non-controlling interest		$ 47,400
Transaction costs		45,600
Other Investors [Member]
Disclosure of basis of preparation of financial statements [line items]
Capital contribution		$ 65,600
Number of shares received		19,718,588